Expense Example - FidelityAdvisorSmallCapFund-AMCIZPRO - FidelityAdvisorSmallCapFund-AMCIZPRO - Fidelity Advisor Small Cap Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Small Cap Fund - Class A
Expense Example:
1 year	$ 706
3 years	981
5 years	1,277
10 years	2,116
Fidelity Advisor Small Cap Fund - Class C
Expense Example:
1 year	315
3 years	664
5 years	1,139
10 years	2,258
Fidelity Advisor Small Cap Fund - Class M
Expense Example:
1 year	506
3 years	834
5 years	1,185
10 years	2,173
Fidelity Advisor Small Cap Fund - Class I
Expense Example:
1 year	112
3 years	350
5 years	606
10 years	1,340
Fidelity Advisor Small Cap Fund - Class Z
Expense Example:
1 year	98
3 years	306
5 years	531
10 years	$ 1,178